SHARE-BASED PAYMENTS (Tables)	12 Months Ended
Dec. 31, 2025
Deferred Share Units
Disclosure of terms and conditions of share-based payment arrangement [line items]
Schedule of outstanding and fair value of other units activity

	Cash Settled
	Number of DSUs	Fair Value $
Outstanding, December 31, 2023	1,048,500	4,043
Granted	135,316	438
Changes in fair value	–	595
Outstanding, December 31, 2024	1,183,816	5,076
Granted	83,992	387
Changes in fair value	–	6,978
Outstanding, December 31, 2025	1,267,808	12,441

Restricted Share Units
Disclosure of terms and conditions of share-based payment arrangement [line items]
Schedule of outstanding and fair value of other units activity

	Cash Settled
	Number of RSUs	Fair Value $
Outstanding, December 31, 2023	2,668,197	5,216
Granted	1,956,611	–
Units paid out in cash	(896,413)	(3,160)
Forfeited or cancelled	(179,402)	(332)
Changes in fair value and vesting	–	7,263
Outstanding, December 31, 2024	3,548,993	8,987
Granted	1,354,613	–
Units paid out in cash	(1,401,895)	(7,448)
Forfeited or cancelled	(172,296)	(391)
Changes in fair value and vesting	–	20,165
Outstanding, December 31, 2025	3,329,415	21,313
Less: current portion		(13,030)
Non-current portion		8,283

Performance Share Units
Disclosure of terms and conditions of share-based payment arrangement [line items]
Schedule of outstanding and fair value of other units activity

Equity Settled
Number of PSUs
Outstanding, December 31, 2023	1,840,012
Granted	1,038,383
Vested and paid out in shares	(823,433)
Outstanding, December 31, 2024	2,054,962
Granted	743,709
Vested and paid out in shares	(802,164)
Outstanding, December 31, 2025	1,996,507